Income Taxes (Details) - Schedule of provision for income taxes - Income Taxes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal
State
Foreign	52	38
Total current	52	38
Deferred:
Federal
State
Foreign
Total deferred
Provision (benefit) for income taxes:	$ 52	$ 38